RESEARCH AND DEVELOPMENT COSTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Finite-Lived Intangible Assets [Line Items]
Research and development costs expensed during the year	€ 573,632	€ 526,831	€ 559,582
Total research and development costs	768,104	707,385	699,211
Development costs
Schedule of Finite-Lived Intangible Assets [Line Items]
Amortization of capitalized development costs	€ 194,472	€ 180,554	€ 139,629